Business Combinations (Details) - Schedule of Unaudited Pro Forma Results $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Schedule of Unaudited Pro Forma Results [Line Items]
Net sales	$ 525,152
Net income	$ 12,658
Earnings per share:
Basic and diluted (in Dollars per share) | $ / shares	$ 9.81